Information about Changes in Fair Value of Level 3 Assets (Detail) - Available-for-Sale Debt Securities - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	₨ 127,454.3	₨ 38,812.9
Total gains or losses (realized/unrealized) -Included in net income	0.0	0.0
Total gains or losses (realized/unrealized)- Included in other comprehensive income	2,236.4	1,535.5
Purchases/additions	80,406.3	126,891.3
Sales		0.0
Issuances		0.0
Settlements	(48,933.1)	(39,785.4)
Transfers in Level 3		0.0
Transfers out of Level 3		0.0
Foreign currency translation adjustment		0.0
Ending Balance	161,163.9	127,454.3
Total amount of gains or (losses) included in net income attributable to change in unrealized gains or (losses) relating to assets still held at reporting date	0.0	₨ 0.0
Change in unrealized gains or losses for the period included in other comprehensive income for assets held at the end of the reporting period	₨ 2,236.4